Recall Gains (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 13, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recall Gains
Non-cash gain on trade-in of recalled equipment		$ 15,872,000	$ 13,710,000
FDA final order and transition plan relating to Baxter Healthcare Corporation recall
Recall Gains
Cash refund for single channel pumps	1,500
Cash refund for triple channel pumps	3,000
Period for providing a replacement pump	2 years
Recalled equipment net gains		18,600,000	15,400,000	0
Non-cash gain on trade-in of recalled equipment		$ 15,900,000	$ 13,700,000	$ 0